Commissions and fees	3 Months Ended
Jun. 30, 2012
Commissions and fees
Commissions and fees
Note 7 Commissions and fees
in	2Q12	1Q12	2Q11	6M12	6M11

Commissions and fees (CHF million)

Lending business	364	307	349	671	691

Investment and portfolio management	1,033	979	1,072	2,012	2,142

Other securities business	24	21	22	45	37

Fiduciary business	1,057	1,000	1,094	2,057	2,179

Underwriting	311	411	491	722	1,033

Brokerage	896	989	989	1,885	2,197

Underwriting and brokerage	1,207	1,400	1,480	2,607	3,230

Other services	502	465	540	967	1,034

Commissions and fees	3,130	3,172	3,463	6,302	7,134